Report Of The Directors Financial Review Risk Report - Movement in impaired loans by industry sector (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	$ 2,433,785
Financial assets, ending balance	2,471,203	$ 2,433,785
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	962,964
Financial assets, ending balance	981,696	962,964
Loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	9,961
Financial assets, ending balance	8,106	9,961
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, ending balance	62,666
Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	962,964
Financial assets, ending balance		962,964
Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	970,448
Financial assets, ending balance		970,448
Financial assets at amortised cost, category | Loans and advances to customers | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	15,470	18,228
Classified as impaired during the year		6,379
Transferred from impaired to unimpaired during the year		(2,009)
Amounts written off		(2,640)
Net repayments and other		(4,488)
Financial assets, ending balance		15,470
– personal | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	374,762
Financial assets, ending balance	391,390	374,762
– personal | Loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	3,920
Financial assets, ending balance	3,433	3,920
– personal | Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	374,762
Financial assets, ending balance		374,762
– personal | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	376,481
Financial assets, ending balance		376,481
– personal | Financial assets at amortised cost, category | Loans and advances to customers | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	4,922	6,490
Classified as impaired during the year		2,671
Transferred from impaired to unimpaired during the year		(677)
Amounts written off		(1,330)
Net repayments and other		(2,232)
Financial assets, ending balance		4,922
– corporate and commercial | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	516,754
Financial assets, ending balance	529,025	516,754
– corporate and commercial | Loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	5,970
Financial assets, ending balance	4,494	5,970
– corporate and commercial | Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	516,754
Financial assets, ending balance		516,754
– corporate and commercial | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	522,248
Financial assets, ending balance		522,248
– corporate and commercial | Financial assets at amortised cost, category | Loans and advances to customers | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	10,254	11,362
Classified as impaired during the year		3,691
Transferred from impaired to unimpaired during the year		(1,324)
Amounts written off		(1,257)
Net repayments and other		(2,218)
Financial assets, ending balance		10,254
– financial7 | Financial assets at amortised cost, category | Loans and advances to customers | Impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets, beginning balance	$ 294	376
Classified as impaired during the year		17
Transferred from impaired to unimpaired during the year		(8)
Amounts written off		(53)
Net repayments and other		(38)
Financial assets, ending balance		$ 294